Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of inventories [Abstract]
Commodity inventories and trading goods	$ 32,602	$ 35,776
Allowance for inventory obsolescence	(8,620)	(2,765)
Total Inventory, net	$ 23,982	$ 33,011